Equity Incentive Plans (Details) - Schedule of early exercise activity - Leafly Holdings, Inc.[Member]	12 Months Ended
Dec. 31, 2020 USD ($) $ / shares shares
Equity Incentive Plans (Details) - Schedule of early exercise activity [Line Items]
Number of Shares, Unvested at beginning (in Shares) | shares	1,015
Weighted Average Exercise Price, Unvested at beginning (in Dollars per share) | $ / shares	$ 0.65
Short-Term Liability, Unvested at beginning	$ 279
Long-Term Liability, Unvested at beginning	$ 384
Number of Shares, Vested (in Shares) | shares	(516)
Weighted Average Exercise Price, Vested (in Dollars per share) | $ / shares	$ 0.54
Short-Term Liability, Vested	$ (279)
Long-Term Liability, Vested
Number of Shares, Forfeited or expired (in Shares) | shares	(464)
Weighted Average Exercise Price, Forfeited or expired (in Dollars per share) | $ / shares	$ 0.77
Short-Term Liability, Forfeited or expired
Long-Term Liability, Forfeited or expired	$ (357)
Number of Shares, Unvested at ending (in Shares) | shares	35
Weighted Average Exercise Price, Unvested at ending (in Dollars per share) | $ / shares	$ 0.77
Short-Term Liability, Unvested at ending
Long-Term Liability, Unvested at ending	$ 27